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                                             State Street Bank and Trust Company
                                                                   P.O. Box 5049
                                                           Boston, MA 02206-5049


August 3, 2001


VIA EDGAR
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Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:      Office of Filings, Information & Consumer Service

Re:     St. Clair Funds, Inc. (the "Company")
        File No. 2-91373/811-4038
        CIK No. 746714

Dear Sir or Madam:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Company this letter as certification that the Statement of Additional Information for the Munder Institutional Government Money Market Fund and the Statement of Additional Information for the Class Y-2 Shares and Class Y-3 Shares of the Munder Institutional Money Market Fund for the above-referenced Company do not differ from those contained in Post-Effective Amendment No. 35 (the "Amendment") to the Company's Registration Statement on Form N-1A. The Amendment was filed electronically on July 31, 2001 (Accession # 0000950131-01-502548).

        Any comments or questions with respect to this filing should be directed to me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes
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Francine S. Hayes
Associate Counsel

cc:     S. Shenkenberg
        M. West
        M. Zeven
        J. Kanter